Net Other Operating Income and Expenses_Details Of Other Operating Income And Expenses(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Gains related to financial instruments at fair value through other comprehensive income
Gains on redemption of financial instruments at fair value through other comprehensive income		₩ 351		₩ 796	₩ 259
Gains on disposal of financial instruments at fair value through other comprehensive income		304,217		222,371	134,875
Sub-total		304,568		223,167	135,134
Gains related to financial assets at amortized cost
Gains on sale of loans measured at amortized cost		180,038		80,746	46,877
Gains on disposal of securities measured at amortized cost		229		0	0
Sub-total		180,267		80,746	46,877
Gain on foreign exchange transactions		3,634,987		2,183,703	1,600,161
Dividend income		45,125		54,768	83,930
Others		591,798		321,244	260,709
Total other operating income		4,756,745		2,863,628	2,126,811
Losses related to financial instruments at fair value through other comprehensive income
Losses on redemption of financial instruments at fair value through other comprehensive income		320		0	17
Losses on disposal of financial instruments at fair value through other comprehensive income		19,159		16,975	35,864
Sub-total		19,479		16,975	35,881
Losses related to financial assets at amortized cost
Losses on sale of loans measured at amortized cost		16,061		19,439	9,006
Losses on disposal of securities measured at amortized cost		6,513		0	0
Sub-total		22,574		19,439	9,006
Loss on foreign exchanges transactions		3,530,618		1,970,294	1,539,837
Others		2,684,004		1,920,244	1,672,123
Total other operating expenses		6,256,675		3,926,952	3,256,847
Net other operating expenses	[1]	₩ (1,499,930)	$ (1,381,011)	₩ (1,063,324)	₩ (1,130,036)

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.